Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000101704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Independent Franchise Partners US Equity Fund (with redemption fee)
Average Annual Return, Percent	24.97%	16.38%	15.12%
Without Sales Load [Member] | C000101704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Independent Franchise Partners US Equity Fund (without redemption fee)
Average Annual Return, Percent	25.23%	16.41%	15.13%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Russell 1000 Value Benchmark Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Benchmark (Total Return) Index
Average Annual Return, Percent	9.44%	13.87%	10.72%